Share-based payments - First Special Fees Agreement (Details) - EUR (€) € / shares in Units, € in Thousands				8 Months Ended	12 Months Ended
	Mar. 22, 2022	Mar. 16, 2022	Apr. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2022	Mar. 17, 2022	Apr. 30, 2021	Jan. 31, 2021	Dec. 16, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in the period (in shares)	2,500,000	12,500,000
Par value per share (in EUR per share)	€ 0.12	€ 0.12						€ 0.12
Percentage of right to subscribe for additional shares										5.00%
Equity settled share based payment arrangement expenses					€ 67,621	€ 291,837	€ 7,100
Share-based payments					41,230	89,636	2,450
External Consulting Services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments					46,433	202,201	4,650
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments					€ 21,188	€ 89,636	€ 2,450
Allego Holding
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in the period (in shares)		22
Par value per share (in EUR per share)		€ 1.00		€ 1.00		€ 1.00	€ 1.00						€ 1.00
External Consulting Firm
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in EUR per share)		€ 0.12
Number of shares in entity held by entity or by its subsidiaries or associates		41,097,994
Consulting Services Agreement | Madeline | Consultancy Firm | Parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage difference between closing equity value and initial value minimum shares to be issued to the consulting organization												20.00%
Amendment One To Consulting Services Agreement | Part B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of equity instruments other than options granted modified share based payment arrangements			€ 250,400
Incremental fair value granted modified share based payment arrangements				€ 87,850
Amendment One To Consulting Services Agreement | Consultancy Firm
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate for the determination of present value of expected payouts				15.00%		15.00%
Share based compensation equity instruments other than options expected discount for lack of marketability				9.40%	11.50%	9.40%
Amendment One To Consulting Services Agreement | Consultancy Firm | Additional Consultancy Fees Paid To The Consulting Organization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses - SPAC Transaction					€ 0	€ 600
Amendment One To Consulting Services Agreement | Madeline | Parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value				€ 459,300		459,300			€ 303,500
Amendment One To Consulting Services Agreement | Madeline | Parent | Part A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value				97,900		97,900			9,000
Amendment One To Consulting Services Agreement | Madeline | Parent | Part B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value				€ 361,400		€ 361,400			€ 294,500
Amendment One To Consulting Services Agreement | Madeline | Consultancy Firm | Parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional compensation as a percentage of share capital											5.00%
First Special Fees Agreement | Madeline | Consultancy Firm | Parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage difference between closing equity value and initial value minimum shares to be issued to the consulting organization												10.00%